Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings
Schedule of the rollforward of borrowings

Figures in million - SA rand		Six months ended
	Notes	Jun 2019	Dec 2018	Jun 2018
Balance at beginning of the period		24,504.7	28,692.3	25,649.5
Borrowings on acquisition of subsidiaries	7.1	2,605.7	-	-
Loans raised		15,861.8	9,127.4	8,002.8
- US$600 million RCF		8,491.1	3,478.2	1,913.4
- R6.0 billion RCF		520.0	-	360.0
- US$350 million RCF		-	-	580.0
- Other borrowings (including DRDGOLD facility)		6,850.7	5,649.2	5,149.4
Loans repaid		(15,421.9)	(13,829.6)	(7,401.9)
- US$600 million RCF		(4,671.6)	(2,459.5)	(285.2)
- R6.0 billion RCF		(3,370.0)	-	-
- US$350 million RCF		-	-	(1,779.6)
- 2022 and 2025 Notes		-	(5,107.4)	-
- US$ Convertible Bond		-	(745.2)	-
- Other borrowings (including DRDGOLD facility)		(7,380.3)	(5,517.5)	(5,337.1)
Unwinding of loans recognised at amortised cost	2	183.3	356.8	181.5
Accrued interest (related to 2022 and 2025 Notes, and US$ Convertible Bond)		416.7	463.1	479.4
Accrued interest paid		(396.5)	(391.2)	(516.0)
Gain on derecognition of borrowings		-	(179.7)	-
Gain on the revised cash flow of the Burnstone Debt		-	(804.6)	-
(Gain)/loss on foreign exchange differences and foreign currency translation		(635.7)	1,070.2	2,297.0
Balance at end of the period		27,118.1	24,504.7	28,692.3

Schedule of the summary of borrowings

Figures in million - SA rand
	Jun 2019	Dec 2018	Jun 2018
US$600 million RCF	6,316.8	2,726.5	1,757.5
R6.0 billion RCF	3,046.4	5,896.4	5,896.4
2022 and 2025 Notes	9,658.8	9,808.7	14,022.2
US$ Convertible Bond	4,513.7	4,496.6	4,939.7
Burnstone Debt	1,187.5	1,145.1	1,780.0
Other borrowings	2,394.9	431.4	296.5
- Uncommitted (short-term) facilities	0.2	252.3	291.0
- Lonmin facility	2,389.0	-	-
- DRDGOLD facility	-	173.3	-
- Franco Nevada liability	2.0	2.0	1.9
- Stillwater Convertible Debentures	3.7	3.8	3.6

Borrowings	27,118.1	24,504.7	28,692.3
Current portion of borrowings	(5,441.3)	(6,188.2)	(334.3)
Non-current borrowings	21,676.8	18,316.5	28,358.0

Schedule of roll forward of derivative financial instruments

Figures in million - SA rand		Six months ended
	Note	Jun 2019	Dec 2018	Jun 2018
Balance at the beginning of the period		408.9	311.1	1,093.5
Loss/(gain) on financial instruments	3	552.7	132.0	(810.1)
Gain on derecognition of derivative financial instrument		-	(50.3)	-
(Gain)/loss on foreign exchange differences		(11.0)	16.1	27.7
Balance at end of the period		950.6	408.9	311.1

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

Figures in million - SA rand
	Total	Within one year	Between one and four years	Five years and later
30 June 2019
US$600 million RCF	6,316.8	-	6,316.8	-
R6.0 billion RCF	3,046.4	3,046.4	-	-
2022 and 2025 Notes	9,878.5	-	4,987.2	4,891.3
US$ Convertible Bond	5,414.4	-	-	5,414.4
Burnstone Debt	2,508.4	-	104.6	2,403.8
Other borrowings	2,394.9	2,394.9	-	-

Schedule of the calculation of net debt to adjusted EBITDA ratio

Figures in million - SA rand
	Jun 2019	Dec 2018	Jun 2018
Borrowings[1]	26,881.2	23,768.5	27,223.4
Cash and cash equivalents[2]	5,970.1	2,499.4	2,066.7
Net debt[3]	20,911.1	21,269.1	25,156.7
Adjusted EBITDA[4] (12 months)	6,492.3	8,369.4	9,851.0
Net debt to adjusted EBITDA (ratio)[5]	3.2	2.5	2.6
[1]	Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument
[2]	Cash and cash equivalents exclude cash of Burnstone
[3]

Net debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument. Net debt excludes cash of Burnstone

[4]

The adjusted earnings before interest, taxes, depreciation and amortisation (EBITDA) calculation included is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity

[5]	Net debt to adjusted EBITDA ratio is defined as net debt as of the end of a reporting period divided by EBITDA of the 12 months ended on the same reporting date

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA

Figures in million - SA rand	Six months ended
	Jun 2019	Dec 2018	Jun 2018
(Loss)/profit before royalties and tax	(2,205.4)	(1,491.0)	266.7
Adjusted for:
Amortisation and depreciation	2,924.7	3,519.1	3,094.7
Interest income	(287.3)	(290.8)	(191.3)
Finance expense	1,571.3	1,750.5	1,384.2
Share-based payments	163.0	164.7	134.7
Loss/(gain) on financial instruments	535.5	(993.9)	(710.2)
Gain on foreign exchange differences	(52.6)	(959.0)	(210.1)
Share of results of equity-accounted investees after tax	(255.7)	(145.7)	(198.5)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(60.3)	(66.6)	-
Loss/(gain) on disposal of property, plant and equipment	4.9	(28.4)	(31.8)
Impairments	93.1	2,981.8	59.6
Gain on acquisition	(1,092.5)	-	-
Restructuring costs	633.2	48.4	94.4
Transaction costs	97.5	209.5	193.0
Impact of IFRS 16	(50.9)	-	-
Gain on derecognition of borrowings and derivative financial instrument	-	(230.0)	-
Occupational healthcare expense	-	5.2	10.2
Adjusted EBITDA	2,018.5	4,473.8	3,895.6